Transactions and Balances with Related Parties (Details)		1 Months Ended				12 Months Ended
	Feb. 12, 2020	Aug. 27, 2019 USD ($)	May 30, 2019	May 01, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 03, 2019 USD ($)	May 01, 2019 ILS (₪)	Dec. 31, 2018 USD ($)
Transactions and Balances with Related Parties (Details) [Line Items]
Description of directors and officers liability insurance providing total coverage						The Company currently has directors’ and officers’ liability insurance providing total coverage of $8 million for the benefit of all of our directors and officers, in respect of which the Company is charged a twelve-month premium of $410 thousand, and which includes a deductible of up to $250,000 per claim, other than securities related claims filed in the U.S. or Canada, for which the deductible shall not exceed $1,500,000.
Intercompany agreement, description			(1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense.
Additional paid in capital into aggregate amount							$ 720,000
Line of credit		$ 500,000
Annual interest rate		4.00%
Repayment of credit line term description		The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
Monthly fee					$ 10,000
Fully-diluted share capital percentage					5.00%
Balances with related parties						$ 292,000			$ 271,000
Proceeds from exercise of warrants						2,000,000
Consultant fees				$ 125,000
Shrem Zilberman Group Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties						165,000
ScoutCam Inc. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Consultant investment						$ 250,000
Kfir Zilberman [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties				$ 11,500				₪ 40,000
Finder fee percentage				5.00%
Reimbursement expenses				$ 1,000
Non adjusting event after reporting period [Member] | Major ordinary share transactions [member]
Transactions and Balances with Related Parties (Details) [Line Items]
Description of directors and officers liability insurance providing total coverage	ScoutCam’s Inc. Board of Directors authorized the allotment of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of $0.001 par value at an exercise price of $0.29.